Lessee - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	8 years 10 months 24 days	9 years	8 years 8 months 12 days
Operating Lease, Weighted Average Discount Rate, Percent	4.00%	4.00%	3.90%
Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
Options to extend the term, Lessee, Operating Lease	3 years
Option to terminate within, Lessee, Operating Lease	1 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	84 years
Options to extend the term, Lessee, Operating Lease	30 years
Option to terminate within, Lessee, Operating Lease	11 years
Commonwealth Edison Co [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	3 years 3 months 18 days	3 years 9 months 18 days	4 years 7 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	2.80%	3.00%	3.00%
Commonwealth Edison Co [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Commonwealth Edison Co [Member] | Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Commonwealth Edison Co [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
Options to extend the term, Lessee, Operating Lease	5 years
Option to terminate within, Lessee, Operating Lease	1 years
Commonwealth Edison Co [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	3 years
Options to extend the term, Lessee, Operating Lease	5 years
Option to terminate within, Lessee, Operating Lease	1 years
PECO Energy Co [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	6 years 1 month 6 days	4 years 2 months 12 days	4 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	2.20%	2.90%	3.20%
PECO Energy Co [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
PECO Energy Co [Member] | Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
PECO Energy Co [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
PECO Energy Co [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	12 years
Baltimore Gas and Electric Company [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	13 years 8 months 12 days	8 years 3 months 18 days	5 years 4 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	4.00%	3.80%	3.60%
Baltimore Gas and Electric Company [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Baltimore Gas and Electric Company [Member] | Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Baltimore Gas and Electric Company [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
Option to terminate within, Lessee, Operating Lease	1 years
Baltimore Gas and Electric Company [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	84 years
Option to terminate within, Lessee, Operating Lease	1 years
Pepco Holdings LLC [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	7 years 6 months	8 years 2 months 12 days	9 years
Finance Lease, Weighted Average Remaining Lease Term	6 years 1 month 6 days	6 years 6 months
Operating Lease, Weighted Average Discount Rate, Percent	4.20%	4.20%	4.20%
Finance Lease, Weighted Average Discount Rate, Percent	2.20%	2.50%
Pepco Holdings LLC [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Pepco Holdings LLC [Member] | Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Pepco Holdings LLC [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
Options to extend the term, Lessee, Operating Lease	3 years
Pepco Holdings LLC [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	10 years
Options to extend the term, Lessee, Operating Lease	30 years
Potomac Electric Power Company [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	8 years 7 months 6 days	9 years 1 month 6 days	9 years 9 months 18 days
Finance Lease, Weighted Average Remaining Lease Term	5 years 10 months 24 days	6 years 3 months 18 days
Operating Lease, Weighted Average Discount Rate, Percent	4.00%	4.00%	4.00%
Finance Lease, Weighted Average Discount Rate, Percent	2.30%	2.60%
Potomac Electric Power Company [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Potomac Electric Power Company [Member] | Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Potomac Electric Power Company [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
Options to extend the term, Lessee, Operating Lease	5 years
Potomac Electric Power Company [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	10 years
Options to extend the term, Lessee, Operating Lease	5 years
Delmarva Power & Light Company [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	8 years 6 months	9 years 1 month 6 days	9 years 8 months 12 days
Finance Lease, Weighted Average Remaining Lease Term	6 years 1 month 6 days	6 years 6 months
Operating Lease, Weighted Average Discount Rate, Percent	4.00%	4.00%	4.00%
Finance Lease, Weighted Average Discount Rate, Percent	2.10%	2.40%
Delmarva Power & Light Company [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Delmarva Power & Light Company [Member] | Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Delmarva Power & Light Company [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
Options to extend the term, Lessee, Operating Lease	3 years
Delmarva Power & Light Company [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	10 years
Options to extend the term, Lessee, Operating Lease	30 years
Atlantic City Electric Company [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	3 years 6 months	4 years	4 years 8 months 12 days
Finance Lease, Weighted Average Remaining Lease Term	6 years 3 months 18 days	6 years 6 months
Operating Lease, Weighted Average Discount Rate, Percent	3.40%	3.50%	3.60%
Finance Lease, Weighted Average Discount Rate, Percent	2.10%	2.40%
Atlantic City Electric Company [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Atlantic City Electric Company [Member] | Vehicles [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description	●
Atlantic City Electric Company [Member] | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	1 year
Options to extend the term, Lessee, Operating Lease	5 years
Atlantic City Electric Company [Member] | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms, Lessee, Operating Lease	7 years
Options to extend the term, Lessee, Operating Lease	5 years